Warintza Project Financing (Tables)	12 Months Ended
Dec. 31, 2024
Warintza Project Financing [Abstract]
Schedule of Loans and Borrowings

The following table sets out the details of the Company’s loans and borrowings as of December 31, 2024

As at December 31,	2024	2023
Balance, start of year	$29,363	$–
Advances	15,000	30,000
Transaction Costs	(4)	(727)
Accrued Interest	4,746	87
Amortization of transaction cost	101	3
Balance, end of year	$49,206	$29,363